Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate lock commitments (IRLCs)
Derivative assets and liabilities - lending
Derivative Asset, Notional Amount	$ 255,150	$ 450,913
Gains (losses) from derivative financial instruments	(4,164)	(516)
Hedging Instruments
Derivative assets and liabilities - lending
Derivative Liability, Notional Amount	102,000	45,000
Gains (losses) from derivative financial instruments	2,022	(10,531)
Forward delivery loan commitment
Derivative assets and liabilities - lending
Derivative Asset, Notional Amount	0	20,000
Forward delivery loan commitment | Mortgage loans, held-for-sale
Derivative assets and liabilities - lending
Derivative Asset, Notional Amount	0	20,000
Mortgage lending operations | Interest rate lock commitments (IRLCs)
Derivative assets and liabilities - lending
Assets fair value	3,100	7,300
Mortgage lending operations | Hedging Instruments
Derivative assets and liabilities - lending
Liabilities fair value	$ 55	143
Mortgage lending operations | Forward delivery loan commitment
Derivative assets and liabilities - lending
Assets fair value		$ 0